UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21042
Morgan Stanley Small-Mid Special Value
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: April 30, 2009
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investments July 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (92.7%)
	Aerospace & Defense (8.5%)
160,600	AAR Corp.(a)	$2,760,714
39,500	Alliant Techsystems, Inc. (a)	3,910,105
61,900	Goodrich Corp.	3,041,766
145,400	Spirit Aerosystems Hold-CL A (a)	3,149,364

		12,861,949

	Agricultural Commodities/Milling (1.4%)
46,300	Corn Products International, Inc.	2,153,413

	Auto Parts: O.E.M. (1.9%)
64,400	Wabco Holdings, Inc.	2,908,304

	Beverages: Alcoholic (1.4%)
39,300	Molson Coors Brewing Co. (Class B)	2,121,021

	Broadcasting (2.5%)
61,500	Scripps Networks Interactive-CL A	2,493,210
178,600	Sinclair Broadcast Group, Inc. (Class A) (a)	1,362,718

		3,855,928

	Chemicals: Specialty (1.8%)
49,200	Cytec Industries, Inc.	2,659,752

	Commercial Printing/Forms (2.7%)
208,800	Cenveo Inc. (a)	1,929,312
80,800	Donnelley (R.R.) & Sons Co.	2,157,360

		4,086,672

	Computer Peripherals (3.6%)
127,200	Electronics for Imaging, Inc.(a)	1,782,072
118,300	Zebra Technologies Corp. (Class A) (a)	3,644,823

		5,426,895

	Containers/Packaging (5.6%)
55,700	Owens-Illinois, Inc. (a)	2,352,768
98,800	Pactiv Corp. (a)	2,382,068
653,200	Smurfit-Stone Container Corp.(a)	3,729,772

		8,464,608

	Data Processing Services (3.6%)
261,800	Broadridge Financial Solutions Inc.	5,419,260

	Electrical Products (3.3%)
137,364	Belden, Inc.	5,071,479

	Financial Conglomerates (2.3%)
423,500	Conseco Inc. (a)	3,548,930

	Gas Distributors (1.9%)
107,000	UGI Corp.	2,895,420

	Industrial Machinery (1.2%)
62,400	Kennametal Inc.	1,857,024

	Information Technology Services (6.1%)
97,600	Amdocs Ltd. (Guernsey) (a)	2,968,016
65,800	Computer Sciences Corp. (a)	3,116,946
138,700	Teradata Corp. (a)	3,248,354

		9,333,316

	Internet Software/Services (1.6%)
107,200	Check Point Software Technologies Ltd. (Israel) (a)	2,447,376

	Life/Health Insurance (1.6%)
50,200	Reinsurance Group of America, Inc.	2,494,940

	Medical Specialties (2.6%)

NUMBER OF
SHARES		VALUE
134,900	PerkinElmer, Inc.	3,925,590

	Medical/Nursing Services (1.1%)
88,460	Apria Healthcare Group, Inc. (a)	1,699,317

	Metal Fabrications (1.2%)
32,800	General Cable Corp. (a)	1,890,264

	Miscellaneous Commercial Services (7.3%)
60,400	Brink’s Co. (The)	4,165,184
187,840	MAXIMUS, Inc.	6,970,742

		11,135,926

	Office Equipment/Supplies (1.1%)
198,794	Acco Brands Corp. (a)	1,703,665

	Oil & Gas Production (1.1%)
27,600	Pioneer Natural Resources Co. (a)	1,640,820

	Oilfield Services/Equipment (1.9%)
22,979	Exterran Holdings, Inc. (a)	1,296,935
32,860	Superior Energy Services, Inc. (a)	1,558,550

		2,855,485

	Packaged Software (2.1%)
248,866	MSC. Software Corp. (a)	3,135,712

	Pharmaceuticals: Other (1.7%)
71,400	Perrigo Co.	2,515,422

	Property — Casualty Insurers (2.8%)
99,143	Hanover Insurance Group	4,255,218

	Pulp & Paper (1.5%)
85,200	MeadWestvaco Corp.	2,284,212

	Real Estate Investment Trusts (1.2%)
133,100	Host Hotels & Resorts Inc.	1,744,941

	Restaurants (0.7%)
145,600	AFC Enterprises, Inc.	1,115,296

	Savings Banks (1.7%)
225,800	TFS FINANCIAL CORP	2,571,862

	Services to the Health Industry (1.8%)
130,200	IMS Health Inc.	2,721,180

	Specialty Insurance (4.5%)
62,400	Assurant, Inc.	3,751,487
8,330	Markel Corp. (a)	3,023,790

		6,775,277

	Specialty Stores (1.6%)
109,000	PetSmart, Inc.	2,475,390

	Specialty Telecommunications (1.9%)
78,000	CenturyTel, Inc.	2,900,820

	Tools/Hardware (3.9%)
71,200	Snap-On, Inc.	4,007,847
42,000	Stanley Works (The)	1,868,160

		5,876,007

	TOTAL COMMON STOCKS
	(Cost $135,999,086)	140,828,691

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
CONVERTIBLE BOND (2.3%)
Biotechnology
$3,400	Invitrogen Corp.
	(Cost $3,010,185)	1.50%	02/15/24	3,480,750

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (4.7%)
	Investment Company
7,187	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class		7,186,972

	(Cost $7,186,972)

	TOTAL INVESTMENTS
	(Cost $146,196,244) (c)	99.7%	151,496,413
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	454,477

	NET ASSETS	100.0%	$151,950,890

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
.	Level 1 — quoted prices in active markets for identical investments

.	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

.	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value: —

Fair Value Measurements at July 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$151,496,413	$148,015,663	$3,480,750	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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